Related party transactions - Board (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Related party transactions
Gross annual fee	€ 2,203,000	€ 2,138,000	€ 2,050,902
Annual compensation paid in shares (as a percent)	40.00%
Annual compensation paid in cash (as a percent)	60.00%
Receivables	€ 58,000,000	41,000,000	13,000,000
Risto Siilasmaa
Related party transactions
Gross annual fee	440,000	€ 440,000	€ 440,000
Shares received as compensation (in shares)		30,497	35,001
Olivier Piou
Related party transactions
Gross annual fee	196,000	€ 199,000	€ 255,082
Board fee	185,000
Meeting fees	11,000
Shares received as compensation (in shares)		12,823	19,892
Vivek Badrinath
Related party transactions
Gross annual fee			€ 175,000
Shares received as compensation (in shares)			13,921
Sari Baldauf
Related party transactions
Gross annual fee	160,000
Board fee	160,000
Bruce Brown
Related party transactions
Gross annual fee	214,000	€ 209,000	€ 190,000
Board fee	160,000
Personnel Committee fee	30,000
Meeting fees	24,000
Shares received as compensation (in shares)		13,169	15,114
Jeanette Horan
Related party transactions
Gross annual fee	195,000	€ 175,000
Board fee	160,000
Audit Committee fee	15,000
Meeting fees	20,000
Shares received as compensation (in shares)		12,129
Louis R Hughes
Related party transactions
Gross annual fee	199,000	€ 194,000	€ 240,410
Board fee	160,000
Audit Committee fee	15,000
Meeting fees	24,000
Shares received as compensation (in shares)		12,129	18,752
Edward Kozel
Related party transactions
Gross annual fee	217,000	€ 175,000
Board fee	160,000
Audit Committee fee	15,000
Technology Committee fee	20,000
Meeting fees	22,000
Shares received as compensation (in shares)		12,129
Jean C Monty
Related party transactions
Gross annual fee	14,000	€ 174,000	€ 225,410
Board fee	0
Meeting fees	14,000
Shares received as compensation (in shares)		11,090	17,558
Elizabeth Nelson
Related party transactions
Gross annual fee	192,000	€ 207,000	€ 190,000
Board fee	160,000
Audit Committee fee	15,000
Meeting fees	17,000
Shares received as compensation (in shares)		13,169	15,114
Carla Smits-Nusteling
Related party transactions
Gross annual fee	206,000	€ 195,000	€ 175,000
Board fee	160,000
Audit Committee fee	30,000
Meeting fees	16,000
Shares received as compensation (in shares)		12,129	13,921
Kari Stadigh
Related party transactions
Gross annual fee	170,000	€ 170,000	€ 160,000
Board fee	160,000
Meeting fees	10,000
Shares received as compensation (in shares)		11,090	12,727
Key management personnel
Related party transactions
Receivables	€ 0	€ 0	€ 0
Rajeev Suri
Related party transactions
Employee notification period	6 months
Group's notification period	18 months
Compensation period to determine severance	18 months
Period after change in control	18 months